UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Capital World Growth and Income FundSM

[photo of shipping containers on a container barge heading towards the Cooper River Bridge, Mount Pleasant, SC]

Semi-annual report for the six months ended May 31, 2011

Capital World Growth and Income Fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2011 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	21.96%	3.30%	7.74%

The total annual fund operating expense ratio was 0.79% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details.

The fund’s 30-day yield for Class A shares as of June 30, 2011, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 2.52%.

Results for other share classes can be found on page 36.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

[photo of shipping containers on a container barge heading towards the Cooper River Bridge, Mount Pleasant, SC]
Global equities registered solid gains for most of the first half of the fiscal year, as companies reported strong earnings. In May, however, stock prices eased on signs of slower growth in the United States, Europe and China, as well as renewed concerns about Europe’s sovereign debt crisis.

In this environment, Capital World Growth and Income Fund earned a total return of 14.49% for the six months ended May 31, 2011. The fund trailed the 15.20% increase turned in by its primary benchmark, the unmanaged MSCI World Index, a broad measure of global developed stock markets. However, the fund’s return compared favorably with that of its peer group, as measured by the Lipper Global Funds Index, which gained 13.96%. Over longer, more meaningful periods, the fund has consistently exceeded both of these references, as can be seen in the table below.

Results at a glance
For periods ended May 31, 2011, with all distributions reinvested

	Total returns	Average annual total returns
				Lifetime
	1 year	5 years	10 years	(since 3/26/93)
Capital World Growth and
Income Fund (Class A shares)	29.39%	5.00%	8.37%	11.62%

MSCI World Index*	28.73	3.17	4.35	7.54

Lipper Global Funds Index†	28.37	3.57	4.61	7.60

*The MSCI World Index is weighted by market capitalization and is designed to measure global developed-market equity results. The index consists of more than 20 developed-country indexes, including the United States. The index is unmanaged and its results do not reflect the effect of sales charges, commissions, account fees, expenses or taxes.

† Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside the United States and that may own U.S. securities as well. The results of the underlying funds in the index include the reinvestment of dividends and capital gain distributions, as well as brokerage commissions paid by the funds for portfolio transactions and other fund expenses, but do not reflect the effect of sales charges, account fees or taxes.

The fund’s total return includes the reinvestment of quarterly dividends totaling 35 cents a share. These dividends represented an income return of 1.04% for our shareholders for the six months ended May 31, 2011.

Global markets review

The beginning of the fiscal year coincided with the start of a broad rally across most stock markets in developed and developing countries. Gains continued through April, fueled by robust corporate earnings reports, positive economic data and strong demand from the developing world. Most markets experienced declines in the closing weeks of the period on renewed concerns about the Greek debt crisis, unrest in the Middle East and unexpected signs that the U.S., European and Chinese economies were slowing down. Despite this reversal, however, most markets ended the period with solid gains.

Europe is home to the largest portion of fund holdings, with about 44% of portfolio assets. Nearly all European markets posted increases during the six months, bolstered by strong earnings and an increase in merger activity. In most cases, these returns were further enhanced for U.S. investors by a strengthening of the euro and other local currencies against the dollar. On a dollar-adjusted basis, indebted nations Ireland (+29.0%*) and Spain (+27.7%) saw some of the strongest gains of the period. France, Germany and the United Kingdom, the three largest European markets, generated dollar-adjusted increases of 25.7%, 20.7% and 16.7%, respectively. The lone exception to this positive trend was Greece, as investors became increasingly concerned about that country’s unsustainable debt levels and struggles in passing austerity measures. The loss, however, was tempered for U.S. investors by the strength of the euro. As measured by the MSCI World Index, Greece’s stock market lost 13.1% in euros, but only 4.1% in dollars.

U.S. companies also continued to generate strong earnings. In April, signals that the Federal Reserve would not take action to raise interest rates in the near future provided an additional tailwind for equities. U.S. stocks increased 15.2% for the six-month period and accounted for 28.6% of portfolio holdings.

As was the case in Europe, most markets in the Asia/Pacific region delivered positive results, magnified by currency trends. These included South Korea (+22.9%), Taiwan (+14.3%) and Singapore (+8.2%). The Japanese stock market was negative in local currency terms, as the powerful earthquake and tsunami in March resulted in production and supply chain difficulties. In U.S. dollar terms, however, Japanese equities managed a modest gain of 1.1%. Overall positive results in Australia (+16.1%) were restrained by the impact of widespread flooding and central bank credit tightening.

*Country returns are based on MSCI indexes, expressed in U.S. dollars (except where noted), and assume the reinvestment of dividends.

[Begin Sidebar]
Where the fund’s assets were invested
Percent of net assets by country as of May 31, 2011

	Capital World Growth	MSCI
	and Income Fund	World Index*

Europe	43.8%	29.9%
United Kingdom	10.7	9.8
France	7.6	4.6
Switzerland	6.6	3.8
Germany	6.2	3.9
Sweden	3.9	1.5
Spain	1.6	1.6
Belgium	.9	.4
Italy	.9	1.3
Finland	.9	.5
Turkey	.8	—
Netherlands	.8	1.2
Austria	.6	.1
Czech Republic	.6	—
Russia	.6	—
Other Europe	1.1	1.2

The Americas	32.6	55.0
United States	28.6	49.6
Brazil	1.7	—
Mexico	1.4	—
Canada	.9	5.4

Asia/Pacific	19.0	14.8
Taiwan	3.3	—
Japan	3.2	8.9
China	3.0	—
Australia	2.9	3.9
Hong Kong	2.2	1.2
Singapore	2.2	.8
South Korea	1.2	—
Other Asia/Pacific	1.0	—

Other	.3	.3

Bonds & notes, short-term securities
& other assets less liabilities	4.3	—

Total	100.0%	100.0%

*The MSCI World Index is weighted by market capitalization.
[End Sidebar]

A company-by-company approach

While regional and country returns can help characterize the economic climate, it is important to note that Capital World Growth and Income Fund’s investment professionals do not invest based on geography or sector. Investment decisions are made based on the fundamental merits of each individual company in the portfolio. This approach has resulted in a portfolio that is broadly diversified across both sectors and regions.

As you can see in the table below, eight of the fund’s 10 largest holdings posted double-digit gains during the recent six months. Of these, tobacco maker Philip Morris International (+26.12%) and top holding Novartis (+21.89%) showed particular strength. Only Microsoft (–0.79%) and Mexican telecommunications company América Móvil (–6.66%) declined.

On a sector basis, the fund’s consumer discretionary, utilities and consumer staples holdings supported the positive result. Among the fund’s top contributors from these sectors were Swedish automaker Volvo (+24.76%), seventh-largest holding GDF SUEZ (+11.10%) and Australian retailer Wesfarmers (+18.01%). And although the fund held lower concentrations in the energy and materials sectors relative to the MSCI World Index, holdings in those areas had particularly strong returns.

[Begin Sidebar]
Largest equity holdings
(as of May 31, 2011)
		Percent of	6-month
Company	Country	net assets	return

Novartis	Switzerland	3.01%	21.89%
AT&T	United States	2.13	13.57
Bayer	Germany	2.08	12.86
Philip Morris International	United States	2.07	26.12
Microsoft	United States	2.05	−0.79
BP	United Kingdom	1.91	16.44
GDF SUEZ	France	1.68	11.10
Royal Dutch Shell	United Kingdom	1.49	20.42
América Móvil	Mexico	1.40	−6.66
Kraft Foods	United States	1.19	15.60
[End Sidebar]

Looking ahead

The global economy continues to make measured progress, but still faces many of the same challenges that were evident in 2010. A comprehensive, long-term solution to the fiscal crisis in Greece and other European nations has yet to be found. In the weeks following the close of the period, however, European leaders agreed to release additional financial aid to Greece, with the country’s lawmakers approving further austerity measures. There are additional encouraging signs from Europe, among them the relative strength of the German economy (Europe’s largest). A number of other European nations also continue to show signs of strength. To be sure, Europe’s challenges are significant and we expect continued volatility in the near term.

The sustainability of growth in China, higher energy prices, political unrest in the Middle East and rising U.S. debt also remain concerns. Despite these challenges, we maintain a positive long-term outlook. The corporate balance sheets and valuations that inspired the positive results during the period continue to be strong. In addition, the developing world — China in particular — remains an engine for growth. It is important to remember that periods of volatility are also periods of opportunity for long-term investors. We continue to search for opportunities to add value for our shareholders by investing in strong companies at what we believe are attractive prices. As always, we adopt a long-term view of investing and encourage you to do the same.

We thank you for the confidence you have placed in us and look forward to reporting to you again in six months.

Cordially,

/s/ Michael Thawley

Michael Thawley
Vice Chairman of the Board

/s/ Mark E. Denning

Mark E. Denning
President

July 11, 2011

For current information about the fund, visit americanfunds.com.

Summary investment portfolio May 31, 2011
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Financials	14.31%
Industrials	11.75
Consumer staples	10.73
Information technology	10.42
Consumer discretionary	10.10
Other industries	37.76
Convertible & preferred securities	0.66
Bonds & notes	0.63
Short-term securities & other assets less liabilities	3.64
[end pie chart]

Country diversification	(percent of net assets)
United States	28.6%
Euro zone*	20.3
United Kingdom	10.7
Switzerland	6.6
Sweden	3.9
Taiwan	3.3
Japan	3.2
China	3.0
Australia	2.9
Hong Kong	2.2
Other countries	11.0
Bonds & notes, short-term securities & other assets less liabilities	4.3

*Countries using the euro as a common currency; those represented in the fund's portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

			Percent
		Value	of net
Common stocks - 95.07%	Shares	(000)	assets

Financials - 14.31%
Banco Santander, SA (1)	82,511,533	$983,714	1.17%
Société Générale (1)	15,657,748	933,122	1.11
Prudential PLC (1)	71,417,380	868,621	1.03
Industrial and Commercial Bank of China Ltd., Class H (1) (2)	967,827,995	812,117	.96
Credit Suisse Group AG (1) (2)	13,366,087	575,261	.68
HSBC Holdings PLC (Hong Kong) (1)	26,720,033	282,045
HSBC Holdings PLC (United Kingdom) (1)	20,476,231	214,137	.59
JPMorgan Chase & Co.	10,110,000	437,156	.52
Other securities		6,951,489	8.25
		12,057,662	14.31

Industrials - 11.75%
AB Volvo, Class B (1)	42,789,080	775,005	.92
Siemens AG (1)	5,610,000	750,737	.89
ASSA ABLOY AB, Class B (1)	22,535,000	627,108	.74
Schneider Electric SA (1)	3,716,477	613,571	.73
Jardine Matheson Holdings Ltd. (1)	9,598,800	502,979	.60
Union Pacific Corp.	4,475,700	469,814	.56
Other securities		6,159,083	7.31
		9,898,297	11.75

Consumer staples - 10.73%
Philip Morris International Inc.	24,351,000	1,747,184	2.07
Kraft Foods Inc., Class A	28,714,939	1,004,161	1.19
Altria Group, Inc.	33,282,300	933,901	1.11
Wesfarmers Ltd. (1)	23,072,090	821,025	.98
Nestlé SA (1)	9,193,330	590,516	.70
Lorillard, Inc.	3,959,000	456,393	.54
Danone SA (1)	5,938,845	435,791	.52
Anheuser-Busch InBev NV (1)	6,976,151	421,455
Anheuser-Busch InBev NV, VVPR STRIPS (1) (2)	3,247,475	14	.50
Other securities		2,625,408	3.12
		9,035,848	10.73

Information technology - 10.42%
Microsoft Corp.	69,255,000	1,732,068	2.05
HTC Corp. (1)	13,350,000	570,602	.68
MediaTek Inc. (1)	49,577,999	555,011	.66
QUALCOMM Inc.	7,660,000	448,799	.53
Nintendo Co., Ltd. (1)	1,833,500	427,629	.51
Other securities		5,041,880	5.99
		8,775,989	10.42

Consumer discretionary - 10.10%
Home Depot, Inc.	19,897,800	721,892	.86
DIRECTV, Class A (2)	13,722,000	689,668	.82
Honda Motor Co., Ltd. (1)	16,153,700	616,772	.73
Daimler AG (1)	8,363,158	590,631	.70
Virgin Media Inc. (3)	17,157,000	559,661	.67
Cie. Générale des Établissements Michelin, Class B (1)	4,831,000	453,563	.54
Other securities		4,870,818	5.78
		8,503,005	10.10

Telecommunication services - 9.26%
AT&T Inc.	56,840,000	1,793,870	2.13
América Móvil, SAB de CV, Series L (ADR)	22,372,599	1,179,036	1.40
Singapore Telecommunications Ltd. (1)	221,129,810	575,562	.68
TeliaSonera AB (1)	72,730,000	567,088	.67
Other securities		3,685,507	4.38
		7,801,063	9.26

Health care - 8.29%
Novartis AG (1)	39,124,063	2,530,109	3.01
Bayer AG (1)	21,387,000	1,753,003	2.08
Roche Holding AG (1)	3,941,100	693,699	.82
Merck & Co., Inc.	14,287,500	525,066	.62
Other securities		1,482,853	1.76
		6,984,730	8.29

Energy - 7.12%
BP PLC (1)	208,061,626	1,605,134	1.91
Royal Dutch Shell PLC, Class B (1)	19,512,746	709,149
Royal Dutch Shell PLC, Class A (1)	7,850,000	279,825
Royal Dutch Shell PLC, Class A (ADR)	3,044,000	217,433
Royal Dutch Shell PLC, Class B (ADR)	689,599	49,872	1.49
ConocoPhillips	11,011,000	806,225	.96
Eni SpA (1)	24,953,000	597,584	.71
Woodside Petroleum Ltd. (1)	9,366,282	467,194	.55
Other securities		1,262,672	1.50
		5,995,088	7.12

Utilities - 6.16%
GDF SUEZ (1)	38,420,049	1,415,649	1.68
Scottish and Southern Energy PLC (1)	36,238,336	824,014	.98
National Grid PLC (1)	48,820,000	503,757	.60
CEZ, a s (1)	7,994,000	440,672	.52
Other securities		2,004,265	2.38
		5,188,357	6.16

Materials - 4.15%
Other securities		3,499,011	4.15

Miscellaneous - 2.78%
Other common stocks in initial period of acquisition		2,342,601	2.78

Total common stocks (cost: $64,090,856,000)		80,081,651	95.07

Preferred securities - 0.24%

Financials - 0.23%
Other securities		191,173	.23

Miscellaneous - 0.01%
Other preferred securities in initial period of acquisition		10,237	.01

Total preferred securities (cost: $153,564,000)		201,410	.24

Convertible securities - 0.42%

Other - 0.29%
Other securities		246,299	.29

Miscellaneous - 0.13%
Other convertible securities in initial period of acquisition		107,753	.13

Total convertible securities (cost: $303,246,000)		354,052	.42

	Principal
	amount (000)
Bonds & notes - 0.63%

Energy - 0.16%
BP Capital Markets PLC 3.125%-5.25% 2012-2015	$58,965	60,584	.07
Other securities		71,791	.09
		132,375	.16

Telecommunication services - 0.12%
América Móvil, SAB de CV 8.46% 2036	MXN 286,400	22,471	.03
Other securities		79,545	.09
		102,016	.12

Other - 0.35%
Other securities		297,583	.35

Total bonds & notes (cost: $446,257,000)		531,974	.63

Short-term securities - 3.39%

Freddie Mac 0.13%-0.301% due 6/21/2011-5/18/2012	$815,665	815,091	.97
Société Générale North America, Inc. 0.20% due 7/19/2011	60,900	60,883	.07
Other securities		1,976,967	2.35

Total short-term securities (cost: $2,852,271,000)		2,852,941	3.39

Total investment securities (cost: $67,846,194,000)		84,022,028	99.75
Other assets less liabilities		212,514	.25

Net assets		$84,234,542	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $1,443,631,000, which represented 1.71% of the net assets of the fund) may be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund's affiliated-company holdings is either shown in the summary investment portfolio or included in the value of "Other securities" under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2011, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 5/31/2011 (000)
ComfortDelGro Corp. Ltd. (1)	135,100,000	-	-	135,100,000	$3,080	$161,032
Compal Electronics, Inc. (1)	287,352,418	26,932,000	31,050,779	283,233,639	-	343,985
Virgin Media Inc. 6.50% convertible notes 2016 (4)	$25,515,000	-	$18,415,000	$7,100,000	665	13,623
Virgin Media Inc.	13,558,000	3,599,000	-	17,157,000	1,596	559,661
Virgin Media Finance PLC, Series 1, 9.50% 2016	$15,725,000	-	$15,725,000	-	344	-
Qantas Airways Ltd. (1) (2)	99,829,960	22,210,000	-	122,039,960	-	274,293
Acer Inc. (1)	147,294,687	-	3,849,000	143,445,687	-	282,130
Kesa Electricals PLC (1)	26,593,098	-	-	26,593,098	823	65,467
					$6,508	$1,700,191

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1)Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $51,909,443,000, which represented 61.62% of the net assets of the fund. This amount includes $51,891,648,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2)Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4)This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2010; it was not publicly disclosed.

Key to abbreviations

ADR = American Depositary Receipts
MXN = Mexican pesos

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at May 31, 2011	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $66,256,759)	$82,321,837
Affiliated issuers (cost: $1,589,435)	1,700,191	$84,022,028
Cash denominated in currencies other than U.S. dollars
(cost: $3,680)		3,682
Cash		250
Receivables for:
Sales of investments	133,380
Sales of fund's shares	101,443
Dividends and interest	327,277	562,100
		84,588,060
Liabilities:
Payables for:
Purchases of investments	150,297
Repurchases of fund's shares	114,384
Investment advisory services	26,612
Services provided by related parties	59,539
Directors' deferred compensation	1,119
Non-U.S. taxes	164
Other	1,403	353,518
Net assets at May 31, 2011		$84,234,542

Net assets consist of:
Capital paid in on shares of capital stock		$81,037,739
Undistributed net investment income		944,798
Accumulated net realized loss		(13,927,672)
Net unrealized appreciation		16,179,677
Net assets at May 31, 2011		$84,234,542

	(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 4,000,000 shares, $.01 par value (2,205,201 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$56,815,273	1,485,014	$38.26
Class B	2,480,565	65,252	38.02
Class C	6,068,854	160,289	37.86
Class F-1	4,137,480	108,334	38.19
Class F-2	1,750,404	45,758	38.25
Class 529-A	2,330,193	61,057	38.16
Class 529-B	173,139	4,555	38.01
Class 529-C	615,919	16,213	37.99
Class 529-E	102,333	2,686	38.11
Class 529-F-1	71,509	1,872	38.20
Class R-1	319,032	8,411	37.93
Class R-2	1,383,355	36,548	37.85
Class R-3	2,596,523	68,256	38.04
Class R-4	2,352,952	61,623	38.18
Class R-5	1,534,539	40,086	38.28
Class R-6	1,502,472	39,247	38.28

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended May 31, 2011	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $134,671;
also includes $5,499 from affiliates)	$1,507,528
Interest (net of non-U.S. taxes of $5;
also includes $1,009 from affiliates)	45,426	$1,552,954

Fees and expenses*:
Investment advisory services	153,813
Distribution services	134,869
Transfer agent services	41,211
Administrative services	21,084
Reports to shareholders	1,948
Registration statement and prospectus	579
Directors' compensation	380
Auditing and legal	51
Custodian	6,089
State and local taxes	874
Other	1,904	362,802
Net investment income		1,190,152

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $2,357; also includes $1,504 net loss from affiliates)	1,515,399
Currency transactions	5,040	1,520,439
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $164)	8,209,779
Currency translations	4,194	8,213,973
Net realized gain and unrealized appreciation
on investments and currency		9,734,412
Net increase in net assets resulting
from operations		$10,924,564

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months	Year ended
	ended May 31,	November 30,
	2011*	2010
Operations:
Net investment income	$1,190,152	$1,940,975
Net realized gain on investments and currency transactions	1,520,439	728,209
Net unrealized appreciation (depreciation) on investments and currency translations	8,213,973	(991,842)
Net increase in net assets resulting from operations	10,924,564	1,677,342

Dividends paid to shareholders from net investment income	(747,502)	(1,992,126)

Net capital share transactions	(2,864,715)	(3,819,339)

Total increase (decrease) in net assets	7,312,347	(4,134,123)

Net assets:
Beginning of period	76,922,195	81,056,318
End of period (including undistributed
net investment income: $944,798 and $502,148, respectively)	$84,234,542	$76,922,195

*Unaudited

See Notes to Financial Statements

Notes to financial statements
                                                                                                          unaudited

1.	Organization

Capital World Growth and Income Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital while providing current income. It invests on a global basis in a diversified portfolio consisting primarily of common stocks and other equity securities. In 2009, shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2011; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time, or relevant local time for securities trading outside U.S. time zones, from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications - The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2011 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$2,728,856	$9,328,806	*	$-	$12,057,662
Industrials	2,988,627	6,909,670	*	-	9,898,297
Consumer staples	4,931,942	4,103,906	*	-	9,035,848
Information technology	4,471,422	4,304,567	*	-	8,775,989
Consumer discretionary	3,609,514	4,893,491	*	-	8,503,005
Telecommunication services	4,108,773	3,692,290	*	-	7,801,063
Health care	1,407,101	5,577,629	*	-	6,984,730
Energy	1,758,092	4,236,996	*	-	5,995,088
Utilities	830,119	4,358,238	*	-	5,188,357
Materials	492,889	3,006,122	*	-	3,499,011
Miscellaneous	862,668	1,479,933	*	-	2,342,601
Preferred securities	191,173	10,237		-	201,410
Convertible securities	89,630	264,422		-	354,052
Bonds & notes	-	531,974		-	531,974
Short-term securities	-	2,852,941		-	2,852,941
Total	$28,470,806	$55,551,222		$-	$84,022,028

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $51,891,648,000 of investment securities were classified as Level 2 instead of Level 1.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates. These securities may also lose value due to changes in the exchange rate of the country’s currency against the U.S. dollar. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards than those in the U.S. These risks may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid than securities issued in countries with more developed economies and/or markets. Because these markets may not be as mature, there may be increased settlement risks for transactions in local securities.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2006, by state tax authorities for tax years before 2005 and by tax authorities outside the U.S. for tax years before 2004.

Non-U.S. taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold; net capital losses; and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2010, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$793,497
Post-October currency loss deferrals (realized during the period November 1, 2010, through November 30, 2010)*		(127)
Capital loss carryforwards†:
Expiring 2016	$(2,362,223)
Expiring 2017	(13,178,426)	(15,540,649)
*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after November 30, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2011, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$18,849,051
Gross unrealized depreciation on investment securities	(2,872,210)
Net unrealized appreciation on investment securities	15,976,841
Cost of investment securities	68,045,187

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended May 31, 2011	Year ended November 30, 2010
Class A	$534,088	$1,419,723
Class B	14,812	50,896
Class C	34,813	114,584
Class F-1	38,590	105,936
Class F-2	17,118	36,252
Class 529-A	20,289	48,684
Class 529-B	935	3,202
Class 529-C	3,175	9,293
Class 529-E	762	1,932
Class 529-F-1	677	1,481
Class R-1	1,745	4,714
Class R-2	8,008	23,840
Class R-3	20,283	53,063
Class R-4	21,313	51,259
Class R-5	16,186	42,415
Class R-6	14,708	24,852
Total	$747,502	$1,992,126

6. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services - The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.600% on the first $500 million of daily net assets and decreasing to 0.350% on such assets in excess of $115 billion. For the six months ended May 31, 2011, the investment advisory services fee was $153,813,000, which was equivalent to an annualized rate of 0.375% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of May 31, 2011, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended May 31, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$65,243	$39,381	Not applicable	Not applicable	Not applicable
Class B	12,588	1,830	Not applicable	Not applicable	Not applicable
Class C	30,137	Included in administrative services	$4,522	$796	Not applicable
Class F-1	5,022		2,854	193	Not applicable
Class F-2	Not applicable		1,150	38	Not applicable
Class 529-A	2,315		1,065	220	$1,094
Class 529-B	861		84	31	86
Class 529-C	2,897		282	88	291
Class 529-E	240		47	10	48
Class 529-F-1	-		32	9	33
Class R-1	1,488		203	24	Not applicable
Class R-2	5,034		991	1,670	Not applicable
Class R-3	6,230		1,840	609	Not applicable
Class R-4	2,814		1,653	40	Not applicable
Class R-5	Not applicable		725	14	Not applicable
Class R-6	Not applicable		338	4	Not applicable
Total	$134,869	$41,211	$15,786	$3,746	$1,552

Directors’ deferred compensation – Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $380,000, shown on the accompanying financial statements, includes $271,000 in current fees (either paid in cash or deferred) and a net increase of $109,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends and distributions		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2011
Class A	$2,231,766	61,087	$515,589	14,565	$(4,976,879)	(136,066)	$(2,229,524)	(60,414)
Class B	17,381	480	14,448	410	(326,808)	(8,981)	(294,979)	(8,091)
Class C	229,477	6,342	33,203	947	(721,943)	(19,924)	(459,263)	(12,635)
Class F-1	423,909	11,613	35,913	1,016	(652,860)	(17,894)	(193,038)	(5,265)
Class F-2	301,993	8,206	14,065	398	(227,697)	(6,229)	88,361	2,375
Class 529-A	184,534	5,073	20,284	574	(115,805)	(3,176)	89,013	2,471
Class 529-B	2,269	63	935	27	(18,876)	(521)	(15,672)	(431)
Class 529-C	52,957	1,462	3,175	90	(37,471)	(1,034)	18,661	518
Class 529-E	8,170	225	761	22	(5,494)	(151)	3,437	96
Class 529-F-1	9,872	269	677	19	(6,107)	(168)	4,442	120
Class R-1	35,650	984	1,736	49	(23,505)	(648)	13,881	385
Class R-2	167,614	4,633	7,997	228	(218,240)	(6,021)	(42,629)	(1,160)
Class R-3	320,999	8,821	20,240	575	(363,567)	(9,989)	(22,328)	(593)
Class R-4	301,252	8,239	21,304	603	(308,323)	(8,438)	14,233	404
Class R-5	193,567	5,291	16,142	456	(229,577)	(6,245)	(19,868)	(498)
Class R-6	223,390	6,103	14,635	413	(57,467)	(1,569)	180,558	4,947
Total net increase
(decrease)	$4,704,800	128,891	$721,104	20,392	$(8,290,619)	(227,054)	$(2,864,715)	(77,771)

Year ended November 30, 2010
Class A	$5,025,669	150,761	$1,358,119	41,656	$(10,048,693)	(305,718)	$(3,664,905)	(113,301)
Class B	52,990	1,592	49,546	1,535	(626,783)	(19,087)	(524,247)	(15,960)
Class C	596,548	18,046	106,619	3,322	(1,322,532)	(40,591)	(619,365)	(19,223)
Class F-1	978,714	29,455	97,778	3,005	(1,374,973)	(41,920)	(298,481)	(9,460)
Class F-2	698,708	21,193	27,783	853	(427,295)	(13,136)	299,196	8,910
Class 529-A	317,567	9,573	48,676	1,498	(189,211)	(5,763)	177,032	5,308
Class 529-B	5,201	157	3,201	99	(28,879)	(881)	(20,477)	(625)
Class 529-C	95,231	2,881	9,291	289	(68,610)	(2,102)	35,912	1,068
Class 529-E	15,153	457	1,931	60	(10,259)	(312)	6,825	205
Class 529-F-1	17,414	526	1,480	46	(8,429)	(256)	10,465	316
Class R-1	89,203	2,707	4,682	146	(42,709)	(1,305)	51,176	1,548
Class R-2	334,541	10,184	23,736	739	(365,536)	(11,183)	(7,259)	(260)
Class R-3	708,772	21,473	52,527	1,624	(655,398)	(19,946)	105,901	3,151
Class R-4	703,102	21,219	51,110	1,573	(532,522)	(16,122)	221,690	6,670
Class R-5	410,246	12,349	42,052	1,285	(672,851)	(20,322)	(220,553)	(6,688)
Class R-6	742,101	22,472	24,849	766	(139,199)	(4,234)	627,751	19,004
Total net increase
(decrease)	$10,791,160	325,045	$1,903,380	58,496	$(16,513,879)	(502,878)	$(3,819,339)	(119,337)

*Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,615,931,000 and $11,004,703,000, respectively, during the six months ended May 31, 2011.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3)(5)

Class A:	Six months ended 5/31/2011(6)	$33.75	$.55	$4.31	$4.86	$(.35)	$-	$(.35)	$38.26	14.49%	$56,815.78		%(7)	.78	%(7)	3.00	%(7)
	Year ended 11/30/2010	33.80	.86	(.03)	.83	(.88)	-	(.88)	33.75	2.57	52,156.79			.79		2.59
	Year ended 11/30/2009	25.50	.78	8.52	9.30	(1.00)	-	(1.00)	33.80	37.48	56,058.83			.83		2.80
	Year ended 11/30/2008	48.56	1.27	(19.81)	(18.54)	(1.18)	(3.34)	(4.52)	25.50	(41.75)	46,011.75			.71		3.28
	Year ended 11/30/2007	42.82	1.24	7.40	8.64	(1.10)	(1.80)	(2.90)	48.56	21.23	82,899.73			.69		2.75
	Year ended 11/30/2006	36.99	.96	7.26	8.22	(.95)	(1.44)	(2.39)	42.82	23.38	60,265.73			.69		2.44

Class B:	Six months ended 5/31/2011(6)	33.53	.40	4.30	4.70	(.21)	-	(.21)	38.02	14.06	2,481	1.55	(7)	1.55	(7)	2.20	(7)
	Year ended 11/30/2010	33.58	.60	(.03)	.57	(.62)	-	(.62)	33.53	1.80	2,459	1.56		1.56		1.82
	Year ended 11/30/2009	25.34	.57	8.46	9.03	(.79)	-	(.79)	33.58	36.43	2,999	1.61		1.61		2.04
	Year ended 11/30/2008	48.27	.96	(19.69)	(18.73)	(.86)	(3.34)	(4.20)	25.34	(42.21)	2,598	1.52		1.48		2.51
	Year ended 11/30/2007	42.58	.89	7.36	8.25	(.76)	(1.80)	(2.56)	48.27	20.29	4,731	1.50		1.46		1.98
	Year ended 11/30/2006	36.79	.64	7.24	7.88	(.65)	(1.44)	(2.09)	42.58	22.40	3,443	1.53		1.49		1.65

Class C:	Six months ended 5/31/2011(6)	33.40	.40	4.27	4.67	(.21)	-	(.21)	37.86	14.02	6,069	1.58	(7)	1.58	(7)	2.19	(7)
	Year ended 11/30/2010	33.45	.59	(.02)	.57	(.62)	-	(.62)	33.40	1.78	5,775	1.59		1.59		1.80
	Year ended 11/30/2009	25.25	.56	8.43	8.99	(.79)	-	(.79)	33.45	36.42	6,428	1.61		1.61		2.01
	Year ended 11/30/2008	48.11	.95	(19.63)	(18.68)	(.84)	(3.34)	(4.18)	25.25	(42.23)	5,405	1.56		1.52		2.47
	Year ended 11/30/2007	42.46	.87	7.32	8.19	(.74)	(1.80)	(2.54)	48.11	20.22	9,910	1.55		1.51		1.94
	Year ended 11/30/2006	36.69	.62	7.22	7.84	(.63)	(1.44)	(2.07)	42.46	22.35	6,572	1.58		1.54		1.60

Class F-1:	Six months ended 5/31/2011(6)	33.69	.54	4.31	4.85	(.35)	-	(.35)	38.19	14.47	4,138.80		(7)	.80	(7)	2.98	(7)
	Year ended 11/30/2010	33.74	.86	(.03)	.83	(.88)	-	(.88)	33.69	2.58	3,827.80			.80		2.60
	Year ended 11/30/2009	25.46	.79	8.50	9.29	(1.01)	-	(1.01)	33.74	37.49	4,152.82			.81		2.83
	Year ended 11/30/2008	48.48	1.27	(19.78)	(18.51)	(1.17)	(3.34)	(4.51)	25.46	(41.76)	3,677.76			.72		3.30
	Year ended 11/30/2007	42.76	1.23	7.38	8.61	(1.09)	(1.80)	(2.89)	48.48	21.22	6,406.75			.71		2.73
	Year ended 11/30/2006	36.94	.94	7.26	8.20	(.94)	(1.44)	(2.38)	42.76	23.35	4,174.76			.72		2.41

Class F-2:	Six months ended 5/31/2011(6)	33.75	.60	4.29	4.89	(.39)	-	(.39)	38.25	14.60	1,750.55		(7)	.55	(7)	3.26	(7)
	Year ended 11/30/2010	33.79	.94	(.02)	.92	(.96)	-	(.96)	33.75	2.86	1,464.54			.54		2.84
	Year ended 11/30/2009	25.51	.72	8.64	9.36	(1.08)	-	(1.08)	33.79	37.80	1,165.58			.58		2.42
	Period from 8/1/2008 to 11/30/2008	38.34	.23	(12.79)	(12.56)	(.27)	-	(.27)	25.51	(32.95)	127.18			.17		.83

Class 529-A:	Six months ended 5/31/2011(6)	33.67	.55	4.28	4.83	(.34)	-	(.34)	38.16	14.43	2,330.83		(7)	.83	(7)	2.99	(7)
	Year ended 11/30/2010	33.72	.84	(.02)	.82	(.87)	-	(.87)	33.67	2.54	1,972.84			.84		2.54
	Year ended 11/30/2009	25.45	.77	8.49	9.26	(.99)	-	(.99)	33.72	37.41	1,796.87			.86		2.75
	Year ended 11/30/2008	48.46	1.24	(19.76)	(18.52)	(1.15)	(3.34)	(4.49)	25.45	(41.77)	1,235.80			.77		3.23
	Year ended 11/30/2007	42.75	1.21	7.37	8.58	(1.07)	(1.80)	(2.87)	48.46	21.13	1,791.80			.76		2.69
	Year ended 11/30/2006	36.93	.93	7.26	8.19	(.93)	(1.44)	(2.37)	42.75	23.33	1,089.79			.75		2.39

Class 529-B:	Six months ended 5/31/2011(6)	33.53	.39	4.28	4.67	(.19)	-	(.19)	38.01	13.98	173	1.64	(7)	1.64	(7)	2.13	(7)
	Year ended 11/30/2010	33.58	.57	(.02)	.55	(.60)	-	(.60)	33.53	1.72	167	1.65		1.65		1.74
	Year ended 11/30/2009	25.35	.54	8.46	9.00	(.77)	-	(.77)	33.58	36.29	188	1.70		1.69		1.95
	Year ended 11/30/2008	48.28	.92	(19.70)	(18.78)	(.81)	(3.34)	(4.15)	25.35	(42.26)	140	1.62		1.58		2.41
	Year ended 11/30/2007	42.59	.84	7.37	8.21	(.72)	(1.80)	(2.52)	48.28	20.15	214	1.61		1.58		1.87
	Year ended 11/30/2006	36.80	.60	7.23	7.83	(.60)	(1.44)	(2.04)	42.59	22.25	142	1.64		1.60		1.53

Class 529-C:	Six months ended 5/31/2011(6)	33.51	.40	4.28	4.68	(.20)	-	(.20)	37.99	14.02	616	1.63	(7)	1.63	(7)	2.19	(7)
	Year ended 11/30/2010	33.57	.58	(.03)	.55	(.61)	-	(.61)	33.51	1.71	526	1.64		1.64		1.75
	Year ended 11/30/2009	25.34	.54	8.47	9.01	(.78)	-	(.78)	33.57	36.32	491	1.69		1.68		1.93
	Year ended 11/30/2008	48.27	.92	(19.69)	(18.77)	(.82)	(3.34)	(4.16)	25.34	(42.27)	342	1.61		1.58		2.42
	Year ended 11/30/2007	42.59	.84	7.36	8.20	(.72)	(1.80)	(2.52)	48.27	20.17	503	1.61		1.57		1.88
	Year ended 11/30/2006	36.80	.60	7.24	7.84	(.61)	(1.44)	(2.05)	42.59	22.27	304	1.63		1.59		1.54

Class 529-E:	Six months ended 5/31/2011(6)	$33.61	$.49	$4.30	$4.79	$(.29)	$-	$(.29)	$38.11	14.32%	$102	1.12	%(7)	1.12	%(7)	2.70	%(7)
	Year ended 11/30/2010	33.67	.74	(.03)	.71	(.77)	-	(.77)	33.61	2.21	87	1.13		1.13		2.25
	Year ended 11/30/2009	25.41	.68	8.49	9.17	(.91)	-	(.91)	33.67	37.03	80	1.18		1.17		2.43
	Year ended 11/30/2008	48.40	1.12	(19.74)	(18.62)	(1.03)	(3.34)	(4.37)	25.41	(41.97)	55	1.11		1.07		2.92
	Year ended 11/30/2007	42.69	1.07	7.38	8.45	(.94)	(1.80)	(2.74)	48.40	20.76	83	1.10		1.07		2.38
	Year ended 11/30/2006	36.89	.81	7.23	8.04	(.80)	(1.44)	(2.24)	42.69	22.92	53	1.11		1.08		2.06

Class 529-F-1:	Six months ended 5/31/2011(6)	33.70	.59	4.29	4.88	(.38)	-	(.38)	38.20	14.57	72.63		(7)	.63	(7)	3.21	(7)
	Year ended 11/30/2010	33.75	.91	(.02)	.89	(.94)	-	(.94)	33.70	2.74	59.63			.63		2.75
	Year ended 11/30/2009	25.47	.82	8.50	9.32	(1.04)	-	(1.04)	33.75	37.68	49.68			.67		2.93
	Year ended 11/30/2008	48.50	1.31	(19.76)	(18.45)	(1.24)	(3.34)	(4.58)	25.47	(41.66)	31.61			.57		3.44
	Year ended 11/30/2007	42.78	1.31	7.36	8.67	(1.15)	(1.80)	(2.95)	48.50	21.36	43.60			.57		2.89
	Year ended 11/30/2006	36.95	1.00	7.27	8.27	(1.00)	(1.44)	(2.44)	42.78	23.55	22.61			.58		2.56

Class R-1:	Six months ended 5/31/2011(6)	33.46	.41	4.28	4.69	(.22)	-	(.22)	37.93	14.05	319	1.55	(7)	1.55	(7)	2.28	(7)
	Year ended 11/30/2010	33.52	.60	(.02)	.58	(.64)	-	(.64)	33.46	1.80	269	1.56		1.56		1.84
	Year ended 11/30/2009	25.31	.57	8.45	9.02	(.81)	-	(.81)	33.52	36.45	217	1.58		1.58		2.02
	Year ended 11/30/2008	48.22	.96	(19.67)	(18.71)	(.86)	(3.34)	(4.20)	25.31	(42.21)	124	1.52		1.48		2.54
	Year ended 11/30/2007	42.55	.87	7.34	8.21	(.74)	(1.80)	(2.54)	48.22	20.20	153	1.56		1.52		1.93
	Year ended 11/30/2006	36.78	.62	7.21	7.83	(.62)	(1.44)	(2.06)	42.55	22.31	86	1.60		1.56		1.58

Class R-2:	Six months ended 5/31/2011(6)	33.39	.41	4.26	4.67	(.21)	-	(.21)	37.85	14.05	1,383	1.54	(7)	1.54	(7)	2.25	(7)
	Year ended 11/30/2010	33.45	.59	(.03)	.56	(.62)	-	(.62)	33.39	1.77	1,259	1.57		1.57		1.81
	Year ended 11/30/2009	25.25	.55	8.43	8.98	(.78)	-	(.78)	33.45	36.34	1,270	1.66		1.66		1.95
	Year ended 11/30/2008	48.11	.93	(19.62)	(18.69)	(.83)	(3.34)	(4.17)	25.25	(42.24)	836	1.59		1.55		2.45
	Year ended 11/30/2007	42.46	.86	7.33	8.19	(.74)	(1.80)	(2.54)	48.11	20.18	1,246	1.59		1.53		1.93
	Year ended 11/30/2006	36.70	.62	7.20	7.82	(.62)	(1.44)	(2.06)	42.46	22.34	793	1.70		1.54		1.59

Class R-3:	Six months ended 5/31/2011(6)	33.56	.49	4.28	4.77	(.29)	-	(.29)	38.04	14.30	2,597	1.09	(7)	1.09	(7)	2.71	(7)
	Year ended 11/30/2010	33.61	.75	(.02)	.73	(.78)	-	(.78)	33.56	2.27	2,311	1.10		1.10		2.29
	Year ended 11/30/2009	25.37	.69	8.48	9.17	(.93)	-	(.93)	33.61	37.07	2,208	1.13		1.13		2.47
	Year ended 11/30/2008	48.32	1.12	(19.70)	(18.58)	(1.03)	(3.34)	(4.37)	25.37	(41.95)	1,397	1.09		1.05		2.95
	Year ended 11/30/2007	42.63	1.07	7.36	8.43	(.94)	(1.80)	(2.74)	48.32	20.77	1,901	1.10		1.07		2.39
	Year ended 11/30/2006	36.83	.80	7.24	8.04	(.80)	(1.44)	(2.24)	42.63	22.86	1,138	1.13		1.09		2.05

Class R-4:	Six months ended 5/31/2011(6)	33.68	.55	4.30	4.85	(.35)	-	(.35)	38.18	14.48	2,353.80		(7)	.80	(7)	3.02	(7)
	Year ended 11/30/2010	33.73	.85	(.02)	.83	(.88)	-	(.88)	33.68	2.56	2,062.81			.81		2.58
	Year ended 11/30/2009	25.46	.78	8.50	9.28	(1.01)	-	(1.01)	33.73	37.46	1,840.83			.83		2.76
	Year ended 11/30/2008	48.48	1.23	(19.75)	(18.52)	(1.16)	(3.34)	(4.50)	25.46	(41.77)	1,159.79			.76		3.25
	Year ended 11/30/2007	42.76	1.21	7.38	8.59	(1.07)	(1.80)	(2.87)	48.48	21.13	1,509.81			.77		2.69
	Year ended 11/30/2006	36.94	.92	7.26	8.18	(.92)	(1.44)	(2.36)	42.76	23.28	860.82			.78		2.35

Class R-5:	Six months ended 5/31/2011(6)	33.77	.60	4.31	4.91	(.40)	-	(.40)	38.28	14.64	1,535.50		(7)	.50	(7)	3.29	(7)
	Year ended 11/30/2010	33.81	.95	(.02)	.93	(.97)	-	(.97)	33.77	2.89	1,371.50			.50		2.85
	Year ended 11/30/2009	25.51	.88	8.51	9.39	(1.09)	-	(1.09)	33.81	37.89	1,598.53			.53		3.18
	Year ended 11/30/2008	48.58	1.35	(19.80)	(18.45)	(1.28)	(3.34)	(4.62)	25.51	(41.61)	1,399.50			.46		3.54
	Year ended 11/30/2007	42.84	1.36	7.38	8.74	(1.20)	(1.80)	(3.00)	48.58	21.49	1,921.50			.47		3.01
	Year ended 11/30/2006	37.01	1.04	7.26	8.30	(1.03)	(1.44)	(2.47)	42.84	23.63	1,023.52			.48		2.64

Class R-6:	Six months ended 5/31/2011(6)	33.77	.63	4.29	4.92	(.41)	-	(.41)	38.28	14.67	1,502.45		(7)	.45	(7)	3.42	(7)
	Year ended 11/30/2010	33.82	.98	(.04)	.94	(.99)	-	(.99)	33.77	2.92	1,158.46			.46		2.97
	Period from 5/1/2009 to 11/30/2009	26.05	.51	7.85	8.36	(.59)	-	(.59)	33.82	32.50	517.49		(7)	.49	(7)	2.84	(7)

	Six months ended May 31,	Year ended November 30
	2011(6)	2010	2009	2008	2007	2006

Portfolio turnover rate for all share classes	12%	25%	44%	37%	30%	30%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended November 30, 2007, this column reflects the impact of corporate action events that resulted in a one-time increase to net investment income.  If the corporate action events had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.13 and .29 percentage points, respectively.  The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
                    unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2010, through May 31, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 12/1/2010	Ending account value 5/31/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,144.89	$4.17	.78%
Class A -- assumed 5% return	1,000.00	1,021.04	3.93	.78
Class B -- actual return	1,000.00	1,140.64	8.27	1.55
Class B -- assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class C -- actual return	1,000.00	1,140.19	8.43	1.58
Class C -- assumed 5% return	1,000.00	1,017.05	7.95	1.58
Class F-1 -- actual return	1,000.00	1,144.67	4.28	.80
Class F-1 -- assumed 5% return	1,000.00	1,020.94	4.03	.80
Class F-2 -- actual return	1,000.00	1,145.97	2.94	.55
Class F-2 -- assumed 5% return	1,000.00	1,022.19	2.77	.55
Class 529-A -- actual return	1,000.00	1,144.30	4.44	.83
Class 529-A -- assumed 5% return	1,000.00	1,020.79	4.18	.83
Class 529-B -- actual return	1,000.00	1,139.84	8.75	1.64
Class 529-B -- assumed 5% return	1,000.00	1,016.75	8.25	1.64
Class 529-C -- actual return	1,000.00	1,140.16	8.70	1.63
Class 529-C -- assumed 5% return	1,000.00	1,016.80	8.20	1.63
Class 529-E -- actual return	1,000.00	1,143.22	5.98	1.12
Class 529-E -- assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class 529-F-1 -- actual return	1,000.00	1,145.73	3.37	.63
Class 529-F-1 -- assumed 5% return	1,000.00	1,021.79	3.18	.63
Class R-1 -- actual return	1,000.00	1,140.52	8.27	1.55
Class R-1 -- assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class R-2 -- actual return	1,000.00	1,140.50	8.22	1.54
Class R-2 -- assumed 5% return	1,000.00	1,017.25	7.75	1.54
Class R-3 -- actual return	1,000.00	1,142.99	5.82	1.09
Class R-3 -- assumed 5% return	1,000.00	1,019.50	5.49	1.09
Class R-4 -- actual return	1,000.00	1,144.75	4.28	.80
Class R-4 -- assumed 5% return	1,000.00	1,020.94	4.03	.80
Class R-5 -- actual return	1,000.00	1,146.41	2.68	.50
Class R-5 -- assumed 5% return	1,000.00	1,022.44	2.52	.50
Class R-6 -- actual return	1,000.00	1,146.68	2.41	.45
Class R-6 -- assumed 5% return	1,000.00	1,022.69	2.27	.45

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2011
(the most recent calendar quarter-end):
			10 years1/
			Life
	1 year	5 years	of class
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	23.45%	3.39%	7.71%
Not reflecting CDSC	28.45	3.72	7.71

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	27.40	3.69	7.48
Not reflecting CDSC	28.40	3.69	7.48

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	29.38	4.52	8.33

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	29.73	—	2.26

Class 529-A shares4 — first sold 2/15/02
Reflecting 5.75% maximum sales charge	21.89	3.24	8.89
Not reflecting maximum sales charge	29.33	4.47	9.58

Class 529-B shares2,4 — first sold 2/21/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	23.30	3.29	8.97
Not reflecting CDSC	28.30	3.62	8.97

Class 529-C shares4 — first sold 2/22/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	27.29	3.62	8.85
Not reflecting CDSC	28.29	3.62	8.85

Class 529-E shares3,4 — first sold 3/4/02	28.99	4.16	8.90

Class 529-F-1 shares3,4 — first sold 9/17/02
Not reflecting annual asset-based fee charged
by sponsoring firm	29.58	4.67	11.62

1Applicable to Classes B, C and F-1 shares only. All other share classes reflect results for the life of the class.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Applicable fund results shown reflect the waiver, without which they would have been lower. See the Financial Highlights table on pages 28 to 33 for details that include expense ratios for all share classes.

For information regarding the differences among the various share classes, refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2011, portfolio of Capital World Growth and Income Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Capital World Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Capital World Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

What makes American Funds different?

For 80 years, we have followed a consistent philosophy to benefit our investors. Our 33 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•The multiple portfolio counselor system
Our unique approach to portfolio management, developed more than 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•Experienced investment professionals
American Funds portfolio counselors have an average of 27 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
>Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-933-0711P

Litho in USA WG/RRD/6269-S28737

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Capital World Growth and Income FundSM
Investment portfolio

May 31, 2011
 unaudited

Common stocks — 95.07%	Shares	Value (000)

FINANCIALS — 14.31%
Banco Santander, SA1	82,511,533	$983,714
Société Générale1	15,657,748	933,122
Prudential PLC1	71,417,380	868,621
Industrial and Commercial Bank of China Ltd., Class H1,2	967,827,995	812,117
Credit Suisse Group AG1,2	13,366,087	575,261
HSBC Holdings PLC (Hong Kong)1	26,720,033	282,045
HSBC Holdings PLC (United Kingdom)1	20,476,231	214,137
JPMorgan Chase & Co.	10,110,000	437,156
China Construction Bank Corp., Class H1	440,805,735	417,329
Wells Fargo & Co.	14,655,000	415,762
Bank of China Ltd., Class H1,2	643,359,200	356,825
AIA Group Ltd.1,2	92,833,800	327,933
Deutsche Bank AG1	4,948,618	294,927
Bank of America Corp.	24,935,871	292,997
Woori Finance Holdings Co., Ltd.1	20,047,350	258,057
Banco Santander (Brasil) SA, units (ADR)	11,669,925	132,570
Banco Santander (Brasil) SA, units	11,029,950	124,788
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	202,914
Itaú Unibanco Holding SA, preferred nominative	1,771,000	40,230
CapitaMall Trust, units1	144,633,700	234,584
UBS AG1,2	11,769,123	226,167
BNP Paribas SA1	2,745,562	214,805
Banco Bradesco SA, preferred nominative	10,419,811	204,863
Sun Hung Kai Properties Ltd.1	13,128,000	204,410
Ping An Insurance (Group) Co. of China, Ltd., Class H1	17,085,000	183,739
Citigroup Inc.	3,925,000	161,514
Vienna Insurance Group1	2,792,714	158,974
Lloyds Banking Group PLC1,2	180,591,537	154,872
Sampo Oyj, Class A1	4,225,974	138,540
DnB NOR ASA1	9,068,033	136,880
Link Real Estate Investment Trust1	39,859,000	135,607
China Life Insurance Co. Ltd., Class H1	38,085,000	133,453
Erste Bank der oesterreichischen Sparkassen AG1	2,613,645	130,511
Toronto-Dominion Bank	1,370,000	118,087
Kerry Properties Ltd.1	23,104,405	118,034
Bank of New York Mellon Corp.	4,000,000	112,440
Barclays PLC1	24,591,602	112,375
Hang Seng Bank Ltd.1	7,000,000	112,314
Siam Commercial Bank PCL1	27,072,000	102,656
UniCredit SpA1	44,540,800	101,611
Banco Bilbao Vizcaya Argentaria, SA1	8,150,000	95,477
Kimco Realty Corp.	4,132,329	80,622
Deutsche Börse AG1	1,000,000	79,064
Canadian Imperial Bank of Commerce (CIBC)	900,000	74,603
Weyerhaeuser Co.	3,359,686	72,368
Discover Financial Services	3,000,000	71,520
State Street Corp.	1,500,000	68,655
Fidelity National Financial, Inc.	3,972,500	63,481
PT Bank Rakyat Indonesia (Persero) Tbk1	64,780,000	48,330
Sino Land Co. Ltd.1	26,394,650	46,485
Chimera Investment Corp.	9,665,000	37,790
Swire Pacific Ltd., Class A1	2,350,000	36,221
Hongkong Land Holdings Ltd.1	3,670,000	27,197
AXA SA1	1,095,082	23,453
ICICI Bank Ltd.1	934,200	22,427
ICICI Bank Ltd. (ADR)	4,000	191
Starwood Property Trust, Inc.	750,000	16,305
GAGFAH SA1	1,919,471	14,953
Hana Financial Holdings1	210,000	7,521
Shinhan Financial Group Co., Ltd.1	90,000	4,058
		12,057,662

INDUSTRIALS — 11.75%
AB Volvo, Class B1	42,789,080	775,005
Siemens AG1	5,610,000	750,737
ASSA ABLOY AB, Class B1	22,535,000	627,108
Schneider Electric SA1	3,716,477	613,571
Jardine Matheson Holdings Ltd.1	9,598,800	502,979
Union Pacific Corp.	4,475,700	469,814
Atlas Copco AB, Class A1	10,865,000	287,360
Atlas Copco AB, Class B1	5,005,000	118,483
United Technologies Corp.	4,325,000	379,605
CSX Corp.	4,706,355	373,214
KONE Oyj, Class B1	4,940,672	312,204
Komatsu Ltd.1	9,500,000	284,321
3M Co.	2,965,000	279,837
BAE Systems PLC1	50,924,770	277,783
Legrand SA1	6,545,904	277,517
Qantas Airways Ltd.1,2,3	122,039,960	274,293
PACCAR Inc	5,000,000	250,000
General Electric Co.	12,000,000	235,680
Hutchison Port Holdings Trust1,2,4	240,182,000	225,794
Lockheed Martin Corp.	2,735,000	213,056
Kühne + Nagel International AG1	1,174,050	184,995
Singapore Technologies Engineering Ltd1	76,260,000	183,548
SGS SA1	81,707	162,531
United Parcel Service, Inc., Class B	2,200,000	161,678
ComfortDelGro Corp. Ltd.1,3	135,100,000	161,032
Brambles Ltd.1	19,966,803	157,177
Ryanair Holdings PLC (ADR)	4,900,000	144,060
Waste Management, Inc.	3,300,302	128,316
Geberit AG1,2	500,000	120,750
Marubeni Corp.1	17,060,000	119,523
Southwest Airlines Co.	9,433,300	111,596
Deutsche Post AG1	5,565,000	104,884
Eaton Corp.	2,000,000	103,340
MAp Group1	28,909,681	95,505
FirstGroup PLC1	16,327,000	90,815
Norfolk Southern Corp.	986,000	72,284
Air France1,2	4,155,600	69,958
General Dynamics Corp.	860,000	63,829
Singapore Post Private Ltd.1	43,500,000	40,208
Jiangsu Expressway Co. Ltd., Class H1	34,260,000	35,790
Finmeccanica SpA1	2,740,000	34,172
Ellaktor SA1	4,459,437	16,563
Asahi Glass Co., Ltd.1	429,000	5,064
Contax Participações SA, ordinary nominative	152,400	2,318
		9,898,297

CONSUMER STAPLES — 10.73%
Philip Morris International Inc.	24,351,000	1,747,184
Kraft Foods Inc., Class A	28,714,939	1,004,161
Altria Group, Inc.	33,282,300	933,901
Wesfarmers Ltd.1	23,072,090	821,025
Nestlé SA1	9,193,330	590,516
Lorillard, Inc.	3,959,000	456,393
Danone SA1	5,938,845	435,791
Anheuser-Busch InBev NV1	6,976,151	421,455
Anheuser-Busch InBev NV, VVPR STRIPS1,2	3,247,475	14
Diageo PLC1	15,699,500	334,668
Tingyi (Cayman Islands) Holding Corp.1	86,020,000	262,768
British American Tobacco PLC1	5,352,000	240,545
Procter & Gamble Co.	3,000,000	201,000
Pernod Ricard SA1	1,905,504	193,155
Imperial Tobacco Group PLC1	4,990,000	178,900
Wilmar International Ltd.1	37,193,000	161,008
Coca-Cola Co.	2,169,400	144,938
Foster’s Group Ltd.1	29,036,411	135,181
SABMiller PLC1	3,580,000	132,730
PepsiCo, Inc.	1,850,500	131,608
Avon Products, Inc.	3,265,000	97,003
Ralcorp Holdings, Inc.2	1,079,000	94,887
Kellogg Co.	1,563,400	89,098
Tesco PLC1	12,085,000	83,488
L’Oréal SA1	508,100	64,061
Koninklijke Ahold NV1	3,400,597	48,601
Molson Coors Brewing Co., Class B	681,000	31,769
		9,035,848

INFORMATION TECHNOLOGY — 10.42%
Microsoft Corp.	69,255,000	1,732,068
HTC Corp.1	13,350,000	570,602
MediaTek Inc.1	49,577,999	555,011
QUALCOMM Inc.	7,660,000	448,799
Nintendo Co., Ltd.1	1,833,500	427,629
Canon, Inc.1	8,569,100	413,254
Redecard SA, ordinary nominative	23,339,200	352,067
Oracle Corp.	10,167,000	347,915
Compal Electronics, Inc.1,3	283,233,639	343,985
Corning Inc.	15,830,000	318,975
Delta Electronics, Inc.1	72,582,920	289,641
Acer Inc.1,3	143,445,687	282,130
Telefonaktiebolaget LM Ericsson, Class B1	17,877,220	265,062
Quanta Computer Inc.1	115,473,850	262,902
HOYA Corp.1	12,573,000	261,291
Cielo SA, ordinary nominative	9,836,080	245,006
Automatic Data Processing, Inc.	4,040,000	222,644
Siliconware Precision Industries Co., Ltd.1	139,165,000	186,403
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,049,998	137,283
Taiwan Semiconductor Manufacturing Co. Ltd.1	14,072,766	37,622
Accenture PLC, Class A	2,770,000	158,970
Samsung Electronics Co. Ltd.1	183,500	153,814
Wistron Corp.1	77,905,028	147,096
Maxim Integrated Products, Inc.	4,898,000	133,471
Intel Corp.	5,000,000	112,550
Yahoo! Inc.2	5,400,000	89,370
Nokia Corp.1	5,971,000	41,704
Nokia Corp. (ADR)	4,169,800	29,272
Analog Devices, Inc.	1,520,186	62,586
International Business Machines Corp.	257,000	43,415
Murata Manufacturing Co., Ltd.1	665,700	42,009
Google Inc., Class A2	70,000	37,031
Amadeus IT Holding, SA, Class A1,2	1,185,000	24,412
		8,775,989

CONSUMER DISCRETIONARY — 10.10%
Home Depot, Inc.	19,897,800	721,892
DIRECTV, Class A2	13,722,000	689,668
Honda Motor Co., Ltd.1	16,153,700	616,772
Daimler AG1	8,363,158	590,631
Virgin Media Inc.3	17,157,000	559,661
Cie. Générale des Établissements Michelin, Class B1	4,831,000	453,563
British Sky Broadcasting Group PLC1	29,657,000	406,203
Bayerische Motoren Werke AG1	2,579,800	228,754
Bayerische Motoren Werke AG, nonvoting preferred1	2,580,000	154,574
Hyundai Motor Co.1	1,610,000	378,083
General Motors Co.2	10,446,450	332,302
Marks and Spencer Group PLC1	41,616,187	273,791
OPAP SA1	14,822,910	272,723
Renault SA1	4,572,831	260,273
Time Warner Cable Inc.	3,309,600	255,567
McDonald’s Corp.	2,500,000	203,850
Comcast Corp., Class A	7,960,000	200,910
Toyota Motor Corp.1	4,765,300	198,402
H & M Hennes & Mauritz AB, Class B1	4,508,000	167,674
YUM! Brands, Inc.	2,585,000	143,002
Kohl’s Corp.	2,505,000	133,366
Johnson Controls, Inc.	3,250,000	128,700
Industria de Diseño Textil, SA1	1,342,696	122,152
adidas AG, non-registered shares1	1,605,000	120,908
News Corp., Class A	6,390,458	117,201
Whitbread PLC1	4,030,096	108,266
Li & Fung Ltd.1	44,544,000	99,018
Intercontinental Hotels Group PLC1	4,558,044	97,510
Kingfisher PLC1	16,730,999	79,278
Kesa Electricals PLC1,3	26,593,098	65,467
WPP PLC1	4,986,000	62,421
Staples, Inc.	3,500,000	58,870
Time Warner Inc.	1,370,000	49,909
Myer Holdings Ltd.1	8,300,000	25,469
Aristocrat Leisure Ltd.1	8,517,734	24,890
Jumbo SA1	2,894,019	22,073
Esprit Holdings Ltd.1	5,437,018	20,472
Stella International Holdings Ltd.1	7,392,500	19,016
D.R. Horton, Inc.	1,200,000	14,616
Dixons Retail PLC1,2	39,752,154	12,829
Swatch Group Ltd1,2	137,072	12,279
		8,503,005

TELECOMMUNICATION SERVICES — 9.26%
AT&T Inc.	56,840,000	1,793,870
América Móvil, SAB de CV, Series L (ADR)	22,372,599	1,179,036
Singapore Telecommunications Ltd.1	221,129,810	575,562
TeliaSonera AB1	72,730,000	567,088
France Télécom SA1	17,997,060	412,474
CenturyLink, Inc.	9,240,783	399,109
Turkcell Iletisim Hizmetleri AS1,2	67,063,000	375,427
OJSC Mobile TeleSystems (ADR)	17,456,542	353,844
Vodafone Group PLC1	109,859,500	305,860
BCE Inc.	7,540,000	303,514
SOFTBANK CORP.1	5,490,000	213,466
Millicom International Cellular SA (SDR)1,2	1,840,000	213,200
Telekom Austria AG, non-registered shares1	14,147,216	183,450
Türk Telekomünikasyon AS, Class D1	39,150,000	177,169
Belgacom SA1	4,962,819	173,559
Philippine Long Distance Telephone Co. (ADR)	1,462,788	79,400
Philippine Long Distance Telephone Co.1	1,437,335	77,924
Koninklijke KPN NV1	5,913,100	86,961
Advanced Info Service PCL1	25,877,600	82,730
Telefónica, SA1	2,831,007	68,792
Telefónica Czech Republic, AS1	2,714,500	65,520
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	54,204,000	48,853
MTN Group Ltd.1	2,100,000	44,832
Bezeq — The Israel Telecommunication Corp. Ltd.1	7,640,000	19,423
		7,801,063

HEALTH CARE — 8.29%
Novartis AG1	39,124,063	2,530,109
Bayer AG1	21,387,000	1,753,003
Roche Holding AG1	3,941,100	693,699
Merck & Co., Inc.	14,287,500	525,066
Abbott Laboratories	5,850,000	305,662
Merck KGaA1	2,218,920	243,896
UCB SA1	3,510,000	167,762
Amgen Inc.2	2,727,300	165,111
Eli Lilly and Co.	4,000,000	153,920
Bristol-Myers Squibb Co.	4,814,300	138,459
Grifols, SA1	3,538,000	72,261
Boston Scientific Corp.2	10,000,000	71,800
Sonic Healthcare Ltd.1	4,875,000	64,250
Orion Oyj, Class B1	2,024,201	52,649
Teva Pharmaceutical Industries Ltd. (ADR)	925,000	47,083
		6,984,730

ENERGY — 7.12%
BP PLC1	208,061,626	1,605,134
Royal Dutch Shell PLC, Class B1	19,512,746	709,149
Royal Dutch Shell PLC, Class A1	7,850,000	279,825
Royal Dutch Shell PLC, Class A (ADR)	3,044,000	217,433
Royal Dutch Shell PLC, Class B (ADR)	689,599	49,872
ConocoPhillips	11,011,000	806,225
Eni SpA1	24,953,000	597,584
Woodside Petroleum Ltd.1	9,366,282	467,194
EOG Resources, Inc.	2,148,500	234,487
OAO Gazprom (ADR)1	9,024,000	133,522
China National Offshore Oil Corp.1	51,839,900	131,136
Devon Energy Corp.	1,500,000	126,105
Türkiye Petrol Rafinerileri AS1	4,037,000	105,997
Husky Energy Inc.	3,456,000	105,765
Canadian Natural Resources, Ltd.	2,080,000	90,534
SeaDrill Ltd.1	2,400,000	87,110
TOTAL SA1	1,199,000	69,401
Chevron Corp.	645,000	67,667
Schlumberger Ltd.	700,000	60,004
Sasol Ltd.1	957,000	50,944
		5,995,088

UTILITIES — 6.16%
GDF SUEZ1	38,420,049	1,415,649
Scottish and Southern Energy PLC1	36,238,336	824,014
National Grid PLC1	48,820,000	503,757
CEZ, a s1	7,994,000	440,672
SUEZ Environnement Co.1	18,112,264	381,942
International Power PLC1	55,624,704	292,745
Public Service Enterprise Group Inc.	6,795,000	227,633
Dominion Resources, Inc.	4,456,422	212,660
FirstEnergy Corp.	4,495,000	200,567
E.ON AG1	6,880,000	195,215
Exelon Corp.	3,000,000	125,550
NTPC Ltd.1	29,619,270	110,637
Power Assets Holdings Ltd.1	12,339,500	88,175
RWE AG1	1,500,000	87,739
PPL Corp.	2,260,000	63,709
China Resources Power Holdings Co. Ltd.1	8,800,000	17,693
		5,188,357

MATERIALS — 4.15%
ArcelorMittal1	11,782,654	395,589
Syngenta AG1,2	1,100,500	380,094
Akzo Nobel NV1	4,350,000	314,604
BASF SE1	3,368,000	311,182
Dow Chemical Co.	8,195,000	296,085
Amcor Ltd.1	30,684,007	237,129
Linde AG1	1,274,000	215,502
Koninklijke DSM NV1	3,132,000	210,038
CRH PLC1	9,405,253	205,166
Rautaruukki Oyj1	6,689,570	158,189
Svenska Cellulosa AB SCA, Class B1	10,114,000	157,361
Holcim Ltd1,2	1,240,908	98,976
POSCO1	211,230	85,946
Israel Chemicals Ltd.1	5,090,000	82,732
Praxair, Inc.	763,120	80,769
Sherwin-Williams Co.	870,000	76,421
voestalpine AG1	1,397,000	70,036
OneSteel Ltd.1	23,851,217	48,127
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	4,125,500	39,614
PT Semen Gresik (Persero) Tbk1	31,188,000	35,451
		3,499,011

MISCELLANEOUS — 2.78%
Other common stocks in initial period of acquisition		2,342,601

Total common stocks (cost: $64,090,856,000)		80,081,651

	Principal amount	Value
Preferred securities — 0.24%	(000)	(000)

FINANCIALS — 0.23%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%4,5	$60,000	$76,053
JPMorgan Chase & Co., Series I, 7.90%5	41,090	45,413
Wells Fargo & Co., Series K, 7.98%5	32,933	36,350
Lloyds Banking Group PLC 6.657% preference shares4,5	30,300	23,710
Barclays Bank PLC, Series RCI, 14.00%5	4,520	9,647
		191,173

MISCELLANEOUS — 0.01%
Other preferred securities in initial period of acquisition		10,237

Total preferred securities (cost: $153,564,000)		201,410

	Shares or
Convertible securities — 0.42%	principal amount

CONSUMER DISCRETIONARY — 0.17%
MGM Resorts International 4.25% convertible notes 2015	$95,995,000	111,954
Johnson Controls, Inc. 11.50% convertible preferred 2012, units1	92,500	17,795
Virgin Media Inc. 6.50% convertible notes 20163	$7,100,000	13,623
		143,372

TELECOMMUNICATION SERVICES — 0.05%
Clearwire Corp. 8.25% convertible notes 20404	$44,385,000	44,718

INDUSTRIALS — 0.05%
JetBlue Airways Corp., Series A, 6.75% convertible notes 2039	$3,995,000	5,933
JetBlue Airways Corp., Series B, 6.75% convertible notes 2039	$3,925,000	5,971
JetBlue Airways Corp., Series A, convertible notes 5.50% 2038	$3,250,000	4,871
JetBlue Airways Corp., Series B, convertible notes 5.50% 2038	$3,240,000	5,135
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$4,700,000	6,979
United Continental Holdings, Inc. 6.00% convertible preferred 2030	253,000	9,966
AMR Corp. 6.25% convertible notes 2014	$4,790,000	4,957
		43,812

FINANCIALS — 0.02%
National Financial Partners Corp. 4.00% convertible notes 20174	$7,000,000	8,610
Old Republic International Corp. 8.00% convertible notes 2012	$5,000,000	5,787
		14,397

MISCELLANEOUS — 0.13%
Other convertible securities in initial period of acquisition		107,753

Total convertible securities (cost: $303,246,000)		354,052

	Principal amount
Bonds & notes — 0.63%	(000)

FINANCIALS — 0.28%
ProLogis 6.625% 2018	$13,682	15,361
ProLogis 7.375% 2019	20,568	24,064
ProLogis 6.875% 2020	18,605	21,158
Regions Financial Corp. 6.375% 2012	30,584	31,471
Regions Financial Corp. 7.75% 2014	12,420	13,626
Regions Bank 7.50% 2018	3,300	3,577
HBOS PLC 6.75% 20184	36,490	36,882
Developers Diversified Realty Corp. 5.50% 2015	3,744	4,004
Developers Diversified Realty Corp. 9.625% 2016	3,650	4,495
Developers Diversified Realty Corp. 7.50% 2017	10,210	11,870
Developers Diversified Realty Corp. 7.875% 2020	8,075	9,460
Simon Property Group, LP 5.25% 2016	3,540	3,934
Simon Property Group, LP 6.10% 2016	860	991
Simon Property Group, LP 5.875% 2017	165	188
Simon Property Group, LP 6.125% 2018	890	1,019
Simon Property Group, LP 10.35% 2019	11,635	16,447
AXA SA 8.60% 2030	8,000	10,029
Standard Chartered Bank 6.40% 20174	8,451	9,524
Discover Financial Services 6.45% 2017	3,057	3,442
Discover Financial Services 10.25% 2019	4,334	5,788
ERP Operating LP 5.125% 2016	2,886	3,161
ERP Operating LP 5.75% 2017	2,055	2,319
Westfield Group 5.40% 20124	530	559
Capital One Capital III 7.686% 20365	165	170
		233,539

ENERGY — 0.16%
Gazprom OJSC 8.146% 2018	4,415	5,287
Gazprom OJSC, Series 9, 6.51% 2022	30,710	33,130
Gazprom OJSC, Series 2, 8.625% 2034	1,015	1,287
Gazprom OJSC 7.288% 2037	28,210	31,313
Gazprom OJSC 7.288% 20374	365	405
BP Capital Markets PLC 3.125% 2012	48,310	49,220
BP Capital Markets PLC 5.25% 2013	3,335	3,624
BP Capital Markets PLC 3.875% 2015	7,320	7,740
Petroplus Finance Ltd. 6.75% 20144	375	369
		132,375

TELECOMMUNICATION SERVICES — 0.12%
MTS International Funding Ltd. 8.625% 20204	29,865	34,316
MTS International Funding Ltd. 8.625% 2020	2,065	2,373
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	31,919
América Móvil, SAB de CV 8.46% 2036	MXN286,400	22,471
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20174	$10,000	10,937
		102,016

MATERIALS — 0.03%
CRH America, Inc. 6.00% 2016	1,260	1,401
CRH America, Inc. 8.125% 2018	15,540	18,945
ArcelorMittal 9.85% 2019	8,000	10,320
		30,666

CONSUMER DISCRETIONARY — 0.03%
Marks and Spencer Group PLC 6.25% 20174	100	108
Marks and Spencer Group PLC 7.125% 20374	15,550	16,009
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	6,750	6,844
		22,961

CONSUMER STAPLES — 0.01%
British American Tobacco International Finance PLC 8.125% 20134	9,000	10,417

Total bonds & notes (cost: $446,257,000)		531,974

	Principal amount	Value
Short-term securities — 3.39%	(000)	(000)

Freddie Mac 0.13%–0.301% due 6/21/2011–5/18/2012	$815,665	$815,091
U.S. Treasury Bills 0.181%–0.221% due 7/28/2011–1/12/2012	352,200	352,016
Fannie Mae 0.07%–0.23% due 6/20/2011–3/6/2012	341,532	341,266
Westpac Banking Corp. 0.20%–0.331% due 8/4–9/6/20114	155,900	155,850
Caisse d’Amortissement de la Dette Sociale 0.25%–0.28% due 6/3–10/12/20114	124,300	124,280
Thunder Bay Funding, LLC 0.17%–0.22% due 7/11–8/19/20114	70,300	70,277
Old Line Funding, LLC 0.17% due 8/26/20114	41,738	41,723
Québec (Province of) 0.13%–0.20% due 6/3–8/2/20114	106,000	105,989
Electricité de France 0.15% due 7/27–7/29/20114	99,800	99,776
Rabobank USA Financial Corp. 0.22%–0.25% due 6/10–8/5/2011	88,630	88,619
Kells Funding, LLC 0.30%–0.31% due 11/16–11/28/20114	87,500	87,375
Svenska Handelsbanken Inc. 0.21% due 8/3/20114	75,000	74,975
Federal Home Loan Bank 0.32%–0.33% due 12/5/2011–2/10/2012	75,000	74,928
Société Générale North America, Inc. 0.20% due 7/19/2011	60,900	60,883
Toronto-Dominion Holdings USA Inc. 0.24% due 6/7/20114	50,000	49,998
BNP Paribas Finance Inc. 0.20% due 7/1/2011	50,000	49,991
Coca-Cola Co. 0.22% due 7/21/20114	50,000	49,988
Province of Ontario 0.13% due 8/2/2011	50,000	49,984
Commonwealth Bank of Australia 0.26% due 6/2/20114	35,800	35,800
Bank of Nova Scotia 0.255% due 6/1/2011	28,700	28,700
GE Capital International Funding Inc. 0.13% due 7/13/2011	28,200	28,196
Roche Holdings, Inc. 0.12% due 7/20/20114	25,000	24,993
KfW 0.16% due 8/9/20114	24,200	24,196
Federal Farm Credit Banks 0.20% due 8/29/2011	18,050	18,047

Total short-term securities (cost: $2,852,271,000)		2,852,941

Total investment securities (cost: $67,846,194,000)		84,022,028
Other assets less liabilities		212,514

Net assets		$84,234,542

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $51,909,443,000, which represented 61.62% of the net assets of the fund. This amount includes $51,891,648,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,443,631,000, which represented 1.71% of the net assets of the fund.

5Coupon rate may change periodically.

Key to abbreviations

ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-933-0711O-S29472

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Thawley
Michael J. Thawley, Vice Chairman and Principal Executive Officer

Date: July 29, 2011

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 29, 2011